Schedule of Acquired Finite-Lived Intangible Assets by Major Class (Details) (USD $)	6 Months Ended	12 Months Ended
	Jul. 31, 2013	Jan. 31, 2013
Intangible Assets Schedule Of Acquired Finite-lived Intangible Assets By Major Class 1		$ 23,212
Intangible Assets Schedule Of Acquired Finite-lived Intangible Assets By Major Class 2		23,066
Intangible Assets Schedule Of Acquired Finite-lived Intangible Assets By Major Class 3		40,657
Intangible Assets Schedule Of Acquired Finite-lived Intangible Assets By Major Class 4		3,707
Intangible Assets Schedule Of Acquired Finite-lived Intangible Assets By Major Class 5		2
Intangible Assets Schedule Of Acquired Finite-lived Intangible Assets By Major Class 6		(8,455)
Intangible Assets Schedule Of Acquired Finite-lived Intangible Assets By Major Class 7		(2,471)
Intangible Assets Schedule Of Acquired Finite-lived Intangible Assets By Major Class 8		55,414
Intangible Assets Schedule Of Acquired Finite-lived Intangible Assets By Major Class 9		24,302
Intangible Assets Schedule Of Acquired Finite-lived Intangible Assets By Major Class 1	24,875
Intangible Assets Schedule Of Acquired Finite-lived Intangible Assets By Major Class 2	23,212
Intangible Assets Schedule Of Acquired Finite-lived Intangible Assets By Major Class 3	40,657
Intangible Assets Schedule Of Acquired Finite-lived Intangible Assets By Major Class 4	40,657
Intangible Assets Schedule Of Acquired Finite-lived Intangible Assets By Major Class 5	2
Intangible Assets Schedule Of Acquired Finite-lived Intangible Assets By Major Class 6	65,532
Intangible Assets Schedule Of Acquired Finite-lived Intangible Assets By Major Class 7	63,869
Intangible Assets Schedule Of Acquired Finite-lived Intangible Assets By Major Class 8	(18,620)
Intangible Assets Schedule Of Acquired Finite-lived Intangible Assets By Major Class 9	(8,455)
Intangible Assets Schedule Of Acquired Finite-lived Intangible Assets By Major Class 10	46,912
Intangible Assets Schedule Of Acquired Finite-lived Intangible Assets By Major Class 11	$ 55,414